INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Federal
Deferred			$ (51,447)			$ (300,205)
Change in valuation allowance			$ 51,447			$ 300,205
Income tax provision	$ 3,863	$ 0		$ 26,729	$ 0